Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information
Schedule consolidated revenues and percentages of revenues for customers

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2025		2024		2025		2024
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	$22,436	26%	$18,004	24%	$41,247	24%	$32,343	22%
Equinor ASA	14,236	17%	14,067	19%	28,755	17%	24,140	16%
Eni Trading and Shipping S.p.A.	11,603	14%	—	0%	23,002	14%	—	0%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	9,317	11%	11,174	15%	18,143	11%	23,019	15%
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies	9,588	11%	4,514	6%	19,077	11%	8,995	6%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A	7,603	9%	10,270	14%	16,606	10%	20,528	14%
KNOT	$—	—%	$7,495	10%	$2,777	2%	$14,311	10%